Oil and Gas Property, Net	12 Months Ended
Dec. 31, 2020
Extractive Industries [Abstract]
Oil and Gas Property, Net

NOTE 6 – OIL AND GAS PROPERTY, NET

The following tables summarize the Company’s oil and gas activities by classification.

	As of December 31,
	2020	2019
Oil and gas property – subject to amortization	$20,912,041	$20,345,797
Accumulated depletion and impairment	(19,573,054)	(18,918,311)
Oil and gas property – subject to amortization, net	$1,338,987	$1,427,486

Oil and gas property – not subject to amortization	$1,113,494	$958,133
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,113,494	$958,133

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil & Gas Property – Kruh
January 1, 2018	$2,911,730
Additional capitalization	166,871
Depletion	(1,078,784)
January 1, 2019	$1,999,817
Additional capitalization	245,202
Depletion	(817,533)
December 31, 2019	$1,427,486
Additional capitalization	566,244
Depletion	(654,743)
December 31, 2020	$1,338,987

During the years ended December 31, 2020, 2019, and 2018 the Company incurred an aggregated development costs and abandonment and site restoration provisions, which were capitalized, at $566,244, $245,202 and $166,871 respectively, mainly for the purpose of the geological and geophysical studies and drilling of wells.

Depletion recorded for production on properties subject to amortization for the years ended December 31, 2020, 2019 and 2018 were $654,743,$817,533 and $1,078,784 respectively.

Furthermore, the Company did not record any impairment to the Oil and gas property -Kruh Block Proven as a result of the ceiling tests conducted due to that the present value of estimated future net revenues generated by the Oil and gas property -Kruh Block Proven exceeded the carrying balances on the Consolidated Balance Sheets.